Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SOURCE FINANCIAL, INC.
Entity Central Index Key	0000846377
Amendment Flag	false
Document Type	10-12G/A
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company